Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Green Owl Intrinsic Value Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Green Owl Intrinsic Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Green Owl Intrinsic Value Fund
Redemption Fees	none
Fee For Redemption Paid By Wire	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Green Owl Intrinsic Value Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.10%
Total Annual Fund Operating Expenses		2.10%
Fee Waiver/Expense Reimbursement		(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.40%
[1]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until October 31, 2014, so that the Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired fund fees and expense"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Green Owl Intrinsic Value Fund	143	590	1,065	2,376

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the period December 22, 2011 (the Fund’s inception date) to October 31, 2012, the Fund’s portfolio turnover rate was 11.30% of the average value of its portfolio.
Principal Investment Strategies
The Green Owl Intrinsic Value Fund invests primarily in equity securities of U.S. and foreign companies. Kovitz Investment Group, LLC (the "Adviser") generally selects equity securities of companies believed by the Adviser to be undervalued.

The Adviser applies a disciplined approach to equity selection, which is based on adopting a business owner mentality while adhering to a "margin of safety" principle in order to determine if a security is undervalued.

As part of its "business owner perspective," the Adviser may focus on companies which it believes have exceptional business models, superior financial strength, and strong, sustainable competitive positions. The "margin of safety" principle is designed to minimize permanent loss of capital. The Adviser focuses its analysis on uncovering companies selling at a significant discount to the Adviser's estimate of the company's underlying intrinsic value.

The Adviser's starting universe is the constituents of the S&P 500 and the non-U.S.- based companies in the S&P Global 100. Additionally, the Adviser will consider companies in the top quartile in terms of market cap (generally, $3 billion and up) of the S&P Midcap 400 Index. The Adviser culls this initial universe into an "investable" universe using a combination of qualitative and quantitative analysis. The Adviser begins with a qualitative screen to reduce the number of companies eligible for investment by the Fund. The Adviser emphasizes companies that are market leaders, offer stable products, have low capital requirements and have experienced and competent management with ownership stakes. The Adviser then uses a quantitative analysis to further reduce the universe of companies in which the Fund may invest. The Adviser emphasizes companies with high returns on capital, high correlation between earnings and cash flow, low financial risk and valuations based on discounted cash flow models. The Adviser believes that possessing a long-term view is absolutely necessary to being able to invest successfully.

In selecting securities for the Fund's portfolio, that Adviser will also take into consideration preservation of capital. This part of the Adviser's analysis is subjective and takes into consideration the Adviser's prospective view of an issuer's stability over the coming five years and the downside risks of the issuer. It requires that any purchase decisions be based on a highly disciplined purchasing philosophy.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock). The Fund also may invest in foreign companies, either directly or through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest in companies of any market capitalization, including small- and mid-capitalization companies.

Securities that have reached their intrinsic value or securities with deteriorating fundamentals that cannot support the current valuation of the security or that no longer support the thesis upon which their purchase was based are candidates for sale. The Adviser may also sell securities of the Fund when it identifies purchasing opportunities that are more attractive for the Fund than the prospects of a particular current holding.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies may be more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Foreign Securities. Foreign securities (including ADRs) are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others: country related risks, including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility.

Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Under certain market conditions, value investing may not perform as well as other investment styles.

Risks of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Risks of Convertible Securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security's investment value.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 13.41% Worst Quarter: 2nd Quarter, 2012, (3.27)%
The Fund
Average Annual Total Returns	One Year	Since Inception	Inception Date
Green Owl Intrinsic Value Fund	19.47%	19.12%	Dec 22, 2011
Green Owl Intrinsic Value Fund After Taxes on Distributions	19.32%	18.97%	Dec 22, 2011
Green Owl Intrinsic Value Fund After Taxes on Distributions and Sale of Fund Shares	12.87%	16.26%	Dec 22, 2011
Green Owl Intrinsic Value Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	15.14%	Dec 22, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 695-3729.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Green Owl Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Green Owl Intrinsic Value Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the period December 22, 2011 (the Fund’s inception date) to October 31, 2012, the Fund’s portfolio turnover rate was 11.30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Green Owl Intrinsic Value Fund invests primarily in equity securities of U.S. and foreign companies. Kovitz Investment Group, LLC (the "Adviser") generally selects equity securities of companies believed by the Adviser to be undervalued.

The Adviser applies a disciplined approach to equity selection, which is based on adopting a business owner mentality while adhering to a "margin of safety" principle in order to determine if a security is undervalued.

As part of its "business owner perspective," the Adviser may focus on companies which it believes have exceptional business models, superior financial strength, and strong, sustainable competitive positions. The "margin of safety" principle is designed to minimize permanent loss of capital. The Adviser focuses its analysis on uncovering companies selling at a significant discount to the Adviser's estimate of the company's underlying intrinsic value.

The Adviser's starting universe is the constituents of the S&P 500 and the non-U.S.- based companies in the S&P Global 100. Additionally, the Adviser will consider companies in the top quartile in terms of market cap (generally, $3 billion and up) of the S&P Midcap 400 Index. The Adviser culls this initial universe into an "investable" universe using a combination of qualitative and quantitative analysis. The Adviser begins with a qualitative screen to reduce the number of companies eligible for investment by the Fund. The Adviser emphasizes companies that are market leaders, offer stable products, have low capital requirements and have experienced and competent management with ownership stakes. The Adviser then uses a quantitative analysis to further reduce the universe of companies in which the Fund may invest. The Adviser emphasizes companies with high returns on capital, high correlation between earnings and cash flow, low financial risk and valuations based on discounted cash flow models. The Adviser believes that possessing a long-term view is absolutely necessary to being able to invest successfully.

In selecting securities for the Fund's portfolio, that Adviser will also take into consideration preservation of capital. This part of the Adviser's analysis is subjective and takes into consideration the Adviser's prospective view of an issuer's stability over the coming five years and the downside risks of the issuer. It requires that any purchase decisions be based on a highly disciplined purchasing philosophy.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock). The Fund also may invest in foreign companies, either directly or through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest in companies of any market capitalization, including small- and mid-capitalization companies.

Securities that have reached their intrinsic value or securities with deteriorating fundamentals that cannot support the current valuation of the security or that no longer support the thesis upon which their purchase was based are candidates for sale. The Adviser may also sell securities of the Fund when it identifies purchasing opportunities that are more attractive for the Fund than the prospects of a particular current holding.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies may be more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Foreign Securities. Foreign securities (including ADRs) are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others: country related risks, including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility.

Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Under certain market conditions, value investing may not perform as well as other investment styles.

Risks of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Risks of Convertible Securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security's investment value.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 695-3729
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 13.41% Worst Quarter: 2nd Quarter, 2012, (3.27)%
Performance Table Heading	rr_PerformanceTableHeading	The Fund
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 695-3729.

Green Owl Intrinsic Value Fund | Green Owl Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Fee For Redemption Paid By Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.40% [1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	1,065
10 Years	rr_ExpenseExampleYear10	2,376
2012	rr_AnnualReturn2012	19.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
One Year	rr_AverageAnnualReturnYear01	19.47%
Since Inception	rr_AverageAnnualReturnSinceInception	19.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2011
Green Owl Intrinsic Value Fund | After Taxes on Distributions | Green Owl Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.32%
Since Inception	rr_AverageAnnualReturnSinceInception	18.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2011
Green Owl Intrinsic Value Fund | After Taxes on Distributions and Sale of Fund Shares | Green Owl Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.87%
Since Inception	rr_AverageAnnualReturnSinceInception	16.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2011
Green Owl Intrinsic Value Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	15.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2011

[1]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until October 31, 2014, so that the Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired fund fees and expense"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013